RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																		3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 08, 2018	Dec. 02, 2017	Jan. 23, 2017	Jun. 06, 2016	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 13, 2017
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																	3.00%
Repayment of debt	$ 40,000
Loans payable amount	$ 40,000																																	$ 1,617,000	$ 1,657,000		$ 1,617,000	$ 1,657,000
Paid-in-kind interest																																				$ 61,968	80,849	82,851
Interest payable																																		54,755		$ 40,138	54,755
Interest payable																																		107,882			107,882
Lessee, Operating Lease, Term of Contract																																							2 years
Accounts payable related party																																		356,191	347,156		356,191	347,156
Accrued expenses related party																																		3,082,363	2,995,452		3,082,363	2,995,452
Accrued interest related party																																		2,276,454	1,901,952		2,276,454	1,901,952
Accrued interest related party																																		5,714,008	5,244,560		5,714,008	5,244,560
Operating Lease Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Payments for Rent																																					2,508
Stockholder [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from Loans		$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 17,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000	$ 100,000	$ 30,000		$ 50,000
Debt Instrument, Interest Rate, Stated Percentage																																	3.00%
President [Member] | Operating Lease Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Lessee, Operating Lease, Term of Contract																																8 years
Payments for Rent																																$ 960		$ 0	$ 3,683		$ 0	$ 3,683